SHARE BASED COMPENSATION:	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION:

NOTE 8 - SHARE BASED COMPENSATION:

Equity classified awards.

The value of benefit is measured on the grant date by reference to the fair value of the granted equity instruments, as described below. The fair value is calculated using the Black and Scholes formula, with the following assumptions:

June 30, 2025
Dividend yield	0%
Expected volatility	55%-89%
Risk-free interest rate	3.3%-5.8%
Expected term (years)	2-7 years
Exercise price (USD)	39.60-389.60

The following is summary information of equity classified options in 2026:

	Six months ended June 30, 2026
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding as of December 31, 2025	27,538	145.40	5.86	-
Forfeited	(6,343)	60.02	7.17	-
Outstanding as of June 30, 2026	21,195	176.13	4.83	-
Exercisable as of June 30, 2026	20,905	176.37	4.81	-

The following is information regarding exercise prices and remaining contractual lives of outstanding options as of June 30, 2026:

June 30, 2026
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
54	106.77	6.68	54	106.77	6.68
481	116.85	6.48	418	116.85	6.48
1,006	144.87	6.02	943	144.87	6.02
2,282	151.43	1.52	2,282	151.43	1.52
11,239	156.34	4.33	11,239	156.34	4.33
1,312	179.74	6.34	1,148	179.74	6.34
1,505	192.03	6.80	1,505	192.03	6.80
1,505	220.45	6.80	1,505	220.45	6.80
1,505	286.51	6.80	1,505	286.51	6.80
306	441.05	5.34	306	441.05	5.34
21,195	176.13	4.83	20,905	176.37	4.81

As of June 30, 2026, there is an unrecognized share-based compensation expense of $3 thousand to be recognized over the average remaining vesting period of 0.31 years.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

Restricted Stock Units

In September 2025, the Company granted 336,341 restricted stock units of the Company, to an officer who is a related party, with whom the Company has no employment relationship. The RSUs will vest over 4 years from the date of the grant - 25% each year.

In September 2025, the Company granted 672,682 restricted stock units of the Company to an officer who is a related party, with whom the Company has no employment relationship. The RSUs will vest over 4 years from the date of the grant - 25% each year.

In October 2025, the Company granted 2,000 restricted stock units of the Company to two directors, with whom the Company has no employment relationships. The restricted stock units will vest over 6 months from the date of the grant – 20% at the grant date and the remaining 80% will vest over the remaining 5 months, 16% each month.

In November 2025, the Company granted 48,077 restricted stock units of the Company to an officer who is a related party, with whom the Company has no employment relationship. The restricted stock units will vest over 1 year from the date of the grant.

In November 2025, the Company granted 169,231 restricted stock units of the Company, to four directors, with whom the Company has no employment relationships. The restricted stock units will vest over 1 year from the date of the grant.

In April 2026, the Company granted 40,000 restricted stock units of the Company, to an officer who is a related party. The restricted stock units will vest over 4 year from the date of the grant – 25% after one year from the date of the grant and the remaining 75% will vest over the remaining 3 years, 2.1% each month.

The cost of RSUs granted is determined by using the fair market value of the Company’s common stock on the date of grant.

The following table summarizes the RSUs activity under the 2015 Plan as of June 30, 2026:

	units	Weighted average grant date fair value
Outstanding at beginning of year	1,228,328	37.00
Granted	40,000	6.34
Vested (*)	(2,000)	39.80
Forfeited	-	-
Outstanding at end of period	1,266,328	36.03

As of June 30, 2026, there was unrecognized compensation cost related to unvested equity classified RSUs of $25,175 thousand which is expected to be recognized as an expense on a straight-line basis over a weighted-average remaining vesting period of 3.16 years.

(*)	640 vested RSUs as of June 30, 2026, were issued in August 2026.

The table below presents the expense recognized in the financial statements of the Company with respect to share-based payment:

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

	Six months ended June 30
	2026	2025
	U.S. dollars in thousands
Equity classified awards:
Cost of revenue	-	-
Research and development expenses	1	6
Sales and marketing expenses	-	10
General and Administrative expenses	13,773	43
	13,774	59